LEASE (Supplemental information related to operating leases) (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
LEASE
Operating lease right-of-use assets	$ 1,000	$ 1,835
Operating Lease, Right-of-Use Asset, Statement of Financial Position [Extensible Enumeration]	Lease Right Of Use Asset	Lease Right Of Use Asset
Operating lease liabilities, current	$ 748	$ 1,228
Operating Lease, Liability, Current, Statement of Financial Position [Extensible Enumeration]	Other Liabilities, Current	Other Liabilities, Current
Operating lease liabilities, non-current	$ 347	$ 664
Operating Lease, Liability, Noncurrent, Statement of Financial Position [Extensible Enumeration]	Other Liabilities, Noncurrent	Other Liabilities, Noncurrent
Present value of lease liabilities balance	$ 1,095	$ 1,892
Operating Lease, Liability, Statement of Financial Position [Extensible Enumeration]	us-gaap:OtherLiabilities	us-gaap:OtherLiabilities